INVENTORY (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017 [1]
Inventory Disclosure [Abstract]
Raw materials and components		$ 10,758	$ 9,578
Work in progress		7,297	7,657
Spare parts		19,557	20,544
Finished goods		993	851
Total inventory	[2]	$ 38,605	$ 38,630

[1]	reclassified
[2]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2018 and 2017 were $8,284 and $8,615, respectively.